Annual Total Returns (Bar Chart) - American Fundamental Holdings Trust (American Fundamental Holdings Trust, Series I, American Fundamental Holdings Trust)	12 Months Ended
May 01, 2011
American Fundamental Holdings Trust | Series I, American Fundamental Holdings Trust
Bar Chart Table:
2008	(30.92%)
2009	26.88%
2010	10.35%